[On Chapman and Cutler LLP Letterhead]
May 24, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Trust Exchange-Traded AlphaDEX® Fund (Registration Nos. 333-140895, 811-22019)
Ladies and Gentlemen:
     On behalf of First Trust Exchange-Traded AlphaDEX® Fund (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s 497(c) filing on May 12, 2011. The Registration Statement relates to First Trust Mega Cap AlphaDEX® Index Fund, a series of First Trust Exchange-Traded AlphaDEX® Fund.
     If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures